EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.23%
15,100	AdvanSix Inc	$ 484,710
67,346	Arconic Corp(a)	1,147,576
16,873	Ashland Inc	1,602,429
43,491	Cabot Corp	2,778,640
8,100	Commercial Metals Co	287,388
3,900	Compass Minerals International Inc	150,267
9,800	Constellium SE(a)	99,372
51,200	Ecovyst Inc(a)	432,128
3,800	Hawkins Inc	148,162
4,500	HB Fuller Co	270,450
2,200	Ingevity Corp(a)	133,386
2,900	Innospec Inc	248,443
7,700	Kaiser Aluminum Corp	472,395
25,200	Mercer International Inc(a)	309,960
500	NewMarket Corp	150,415
21,100	Trinseo PLC	386,552
86,020	Valvoline Inc	2,179,746
		11,282,019
Communications — 2.93%
38,700	Casa Systems Inc(a)	121,131
27,000	Entravision Communications Corp Class A	107,190
5,300	ePlus Inc(a)	220,162
93,593	Gray Television Inc	1,340,252
7,000	NETGEAR Inc(a)	140,280
2,300	Preformed Line Products Co	163,645
36,300	Scholastic Corp	1,116,588
62,000	Stagwell Inc(a)	430,900
5,500	TEGNA Inc	113,740
48,571	Thryv Holdings Inc(a)	1,108,876
53,530	TripAdvisor Inc(a)	1,181,942
64,100	United States Cellular Corp(a)	1,668,523
194,805	Viavi Solutions Inc(a)	2,542,205
		10,255,434
Consumer, Cyclical — 12.51%
17,900	Adient PLC(a)	496,725
14,200	Allison Transmission Holdings Inc	479,392
22,000	American Eagle Outfitters Inc	214,060
2,600	Asbury Automotive Group Inc(a)	392,860
23,600	Big 5 Sporting Goods Corp(b)	253,464
6,300	Bloomin' Brands Inc	115,479
4,300	Blue Bird Corp(a)	35,905
5,200	BlueLinx Holdings Inc(a)	322,920
29,903	Boot Barn Holdings Inc(a)	1,748,129
15,000	Brinker International Inc(a)	374,700
31,459	Brunswick Corp	2,058,992
1,900	Carter's Inc	124,507
23,900	Cato Corp Class A	228,006
5,800	Century Communities Inc	248,124
2,700	Children's Place Inc(a)	83,403
10,777	Churchill Downs Inc	1,984,585
Shares		Fair Value
Consumer, Cyclical — (continued)
31,322	Crocs Inc(a)	$ 2,150,568
106,407	Dana Inc	1,216,232
4,000	Dine Brands Global Inc	254,240
23,700	El Pollo Loco Holdings Inc(a)	211,404
18,800	Ethan Allen Interiors Inc(a)	397,432
16,900	Foot Locker Inc	526,097
5,000	Franchise Group Inc	121,500
13,000	G-III Apparel Group Ltd(a)	194,350
2,600	Genesco Inc(a)	102,232
2,800	GMS Inc(a)	112,028
23,400	Goodyear Tire & Rubber Co(a)	236,106
6,400	Green Brick Partners Inc(a)	136,832
3,300	Group 1 Automotive Inc	471,471
15,300	Guess? Inc(b)	224,451
16,200	Haverty Furniture Cos Inc	403,380
40,000	Healthcare Services Group Inc	483,600
11,000	Hibbett Inc	547,910
17,100	Hooker Furnishings Corp	230,679
38,774	IAA Inc(a)	1,234,952
22,300	Interface Inc	200,477
14,800	International Game Technology PLC	233,840
2,200	Jack in the Box Inc	162,954
9,100	Johnson Outdoors Inc Class A	466,921
70,756	KB Home	1,833,995
44,000	Kimball International Inc Class B(a)	276,760
7,800	Kontoor Brands Inc	262,158
15,400	Lakeland Industries Inc(a)	177,562
10,500	La-Z-Boy Inc	236,985
10,681	LCI Industries	1,083,694
2,600	LGI Homes Inc(a)	211,562
52,340	Liberty Media Corp-Liberty Braves(a)	1,439,350
14,900	LL Flooring Holdings Inc(a)	103,257
6,100	M/I Homes Inc(a)	221,003
13,200	MarineMax Inc(a)	393,228
18,065	Marriott Vacations Worldwide Corp	2,201,401
3,200	Meritage Homes Corp(a)	224,864
30,400	Mesa Air Group Inc(a)	50,160
65,886	Methode Electronics Inc	2,447,665
8,900	Miller Industries Inc	189,481
24,700	MillerKnoll Inc(a)	385,320
7,200	Nu Skin Enterprises Inc Class A	240,264
15,700	OneWater Marine Inc Class A(a)	472,727
6,700	PC Connection Inc	302,103
3,000	Rocky Brands Inc	60,180
6,000	Rush Enterprises Inc Class A	263,160
17,100	Ruth's Hospitality Group Inc	288,306
8,900	ScanSource Inc(a)	235,049
7,000	Signet Jewelers Ltd	400,330
48,299	Skyline Champion Corp(a)	2,553,568
2,300	Sleep Number Corp(a)	77,763
11,000	Sonic Automotive Inc Class A(b)	476,300
5,900	Spirit Airlines Inc(a)	111,038

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
10,000	Taylor Morrison Home Corp(a)	$ 233,200
5,200	Thor Industries Inc(b)	363,896
18,400	Tilly's Inc Class A	127,328
7,900	Titan Machinery Inc(a)	223,254
8,800	Travel + Leisure Co	300,256
2,700	TravelCenters of America Inc(a)	145,611
15,300	Tri Pointe Homes Inc(a)	231,183
20,300	Tupperware Brands Corp(a)	132,965
84,067	Urban Outfitters Inc(a)	1,651,917
67,700	Vera Bradley Inc(a)	203,777
14,700	Vista Outdoor Inc(a)	357,504
22,985	VSE Corp	813,669
102,434	Wabash National Corp	1,593,873
12,400	World Fuel Services Corp	290,656
17,600	Xperi Inc(a)	248,864
5,500	Zumiez Inc(a)	118,415
		43,736,508
Consumer, Non-Cyclical — 15.37%
44,300	Aaron's Co Inc	430,596
6,500	ABM Industries Inc	248,495
59,000	ACCO Brands Corp(a)	289,100
105,918	Alta Equipment Group Inc	1,166,157
15,991	AMN Healthcare Services Inc(a)	1,694,406
49,253	Andersons Inc	1,528,321
11,800	B&G Foods Inc(b)	194,582
67,091	BellRing Brands Inc(a)	1,382,746
7,900	BGSF Inc	87,769
7,500	Brink's Co	363,300
13,700	Cass Information Systems Inc	475,253
6,500	Central Garden & Pet Co(a)	234,260
11,289	Charles River Laboratories International Inc(a)	2,221,675
15,451	CONMED Corp	1,238,707
103,552	Custom Truck One Source Inc(a)	603,708
30,202	Embecta Corp	869,516
44,038	Emerald Holding Inc(a)	148,848
16,100	Emergent BioSolutions Inc(a)	337,939
16,311	Euronet Worldwide Inc(a)	1,235,721
500	Graham Holdings Co Class B	268,990
18,500	Heidrick & Struggles International Inc	480,815
17,800	Herbalife Nutrition Ltd(a)	354,042
41,140	Herc Holdings Inc	4,273,623
56,856	Inmode Ltd(a)	1,655,078
24,562	Insperity Inc	2,507,535
23,000	Ironwood Pharmaceuticals Inc(a)	238,280
7,302	J & J Snack Foods Corp	945,390
7,872	Jazz Pharmaceuticals PLC(a)	1,049,259
27,913	John Wiley & Sons Inc Class A(a)	1,048,412
13,300	Kelly Services Inc Class A	180,747
53,375	Korn Ferry	2,505,956
46,953	Lantheus Holdings Inc(a)	3,302,204
5,600	ManpowerGroup Inc	362,264
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,700	Medifast Inc	$ 184,212
8,300	Natural Grocers by Vitamin Cottage Inc	89,557
67,122	Nomad Foods Ltd(a)	953,132
82,527	Option Care Health Inc(a)	2,597,125
31,777	Pacira BioSciences Inc(a)	1,690,219
4,600	Patterson Cos Inc	110,492
7,400	Phibro Animal Health Corp Class A	98,346
9,400	Prestige Consumer Healthcare Inc(a)	468,402
92,375	Quanex Building Products Corp	1,677,530
23,900	Rent-A-Center Inc	418,489
20,800	Resources Connection Inc	375,856
16,474	Spectrum Brands Holdings Inc	642,980
76,863	Supernus Pharmaceuticals Inc(a)	2,601,813
13,200	Taro Pharmaceutical Industries Ltd(a)	395,736
42,148	Tenet Healthcare Corp(a)	2,173,994
25,400	TrueBlue Inc(a)	484,632
12,500	United Therapeutics Corp(a)	2,617,250
4,100	USANA Health Sciences Inc(a)	229,805
13,700	V2X Inc(a)	484,980
57,800	Vanda Pharmaceuticals Inc(a)	571,064
206,263	Whole Earth Brands Inc(a)	792,050
16,000	Zynex Inc	145,120
		53,726,478
Energy — 9.45%
102,399	Antero Resources Corp(a)	3,126,241
67,900	Berry Corp	509,250
65,845	California Resources Corp	2,530,423
192,877	ChampionX Corp	3,774,603
3,726	Chord Energy Corp	509,605
9,900	Civitas Resources Inc	568,161
40,100	Crescent Energy Co Class A(b)	540,147
4,100	Denbury Inc(a)	353,666
22,500	Dril-Quip Inc(a)	439,200
48,165	EQT Corp	1,962,724
56,100	Equitrans Midstream Corp	419,628
48,600	Expro Group Holdings NV(a)	619,164
22,800	FutureFuel Corp	137,712
104,700	Helix Energy Solutions Group Inc(a)	404,142
10,600	Kinetik Holdings Inc(b)	345,348
70,300	Kosmos Energy Ltd(a)	363,451
29,528	Laredo Petroleum Inc(a)	1,855,835
19,700	Liberty Energy Inc(a)	249,796
52,400	Matrix Service Co(a)	216,936
142,820	MRC Global Inc(a)	1,026,876
13,300	Murphy Oil Corp	467,761
73,100	National Energy Services Reunited Corp(a)	434,214
124,700	Newpark Resources Inc(a)	314,244
26,373	NextEra Energy Partners LP	1,907,032
4,900	Noble Corp PLC(a)	144,942
138,790	Northern Oil and Gas Inc	3,804,234

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Energy — (continued)
17,800	Par Pacific Holdings Inc(a)	$ 292,098
65,200	Permian Resources Corp(a)	443,360
8,500	Precision Drilling Corp(a)	430,355
27,600	ProPetro Holding Corp(a)	222,180
15,300	Ranger Oil Corp Class A(a)	481,185
9,000	REX American Resources Corp(a)	251,280
30,200	Solaris Oilfield Infrastructure Inc Class A	282,672
17,500	Talos Energy Inc(a)	291,375
27,400	TechnipFMC PLC(a)	231,804
25,800	Tidewater Inc(a)	559,860
4,600	Warrior Met Coal Inc	130,824
74,809	Weatherford International PLC(a)	2,415,582
		33,057,910
Financial — 28.60%
7,400	1st Source Corp	342,620
3,100	ACNB Corp	93,124
2,300	Affiliated Managers Group Inc	257,255
34,399	Agree Realty Corp REIT	2,324,684
2,100	Alexander's Inc REIT	438,816
11,400	Amalgamated Financial Corp	257,070
14,700	American Equity Investment Life Holding Co	548,163
71,264	Ameris Bancorp	3,186,213
11,300	Apollo Commercial Real Estate Finance Inc REIT	93,790
33,200	Arlington Asset Investment Corp Class A REIT(a)	90,304
7,900	Artisan Partners Asset Management Inc Class A	212,747
28,300	Associated Banc-Corp	568,264
9,400	Assured Guaranty Ltd	455,430
71,103	Atlantic Union Bankshares Corp	2,160,109
8,900	Axis Capital Holdings Ltd	437,435
8,400	B Riley Financial Inc	373,968
5,200	Bank of Marin Bancorp	155,740
15,000	BankUnited Inc	512,550
4,700	Banner Corp	277,676
7,500	BayCom Corp	131,850
7,400	BCB Bancorp Inc	124,542
15,400	Berkshire Hills Bancorp Inc	420,420
54,900	Braemar Hotels & Resorts Inc REIT	236,070
6,700	Bread Financial Holdings Inc	210,715
8,300	Bridgewater Bancshares Inc(a)	136,701
6,700	Brighthouse Financial Inc(a)	290,914
20,400	Brookline Bancorp Inc	237,660
113,633	Cadence Bank	2,887,414
6,200	Camden National Corp	264,120
76,186	Cannae Holdings Inc(a)	1,574,003
11,800	Carter Bankshares Inc(a)	189,980
11,000	Cathay General Bancorp	423,060
18,000	Central Pacific Financial Corp	372,420
8,400	Central Valley Community Bancorp	148,764
Shares		Fair Value
Financial — (continued)
7,600	Civista Bancshares Inc	$ 157,776
5,500	CNB Financial Corp	129,635
28,600	CNO Financial Group Inc	513,942
14,900	Columbia Banking System Inc	430,461
1,900	Community Financial Corp	65,170
6,600	Community Trust Bancorp Inc	267,630
16,200	ConnectOne Bancorp Inc	373,572
12,600	CrossFirst Bankshares Inc(a)	164,430
47,428	CubeSmart REIT	1,899,966
14,200	Customers Bancorp Inc(a)	418,616
100,733	CVB Financial Corp	2,550,560
1,500	Diamond Hill Investment Group Inc	247,500
11,800	Eagle Bancorp Inc	528,876
70,064	Employers Holdings Inc	2,416,507
5,300	Enact Holdings Inc(b)	117,501
2,900	Enstar Group Ltd(a)	491,811
6,300	Enterprise Financial Services Corp	277,452
13,900	Essent Group Ltd	484,693
3,000	Evercore Inc Class A	246,750
6,700	FB Financial Corp	256,007
24,571	Federal Agricultural Mortgage Corp Class C(a)	2,435,969
12,400	Federated Hermes Inc Class B(a)	410,688
6,200	Financial Institutions Inc	149,234
28,300	First BanCorp	387,144
4,600	First Bancshares Inc	137,402
17,400	First Busey Corp	382,452
4,400	First Business Financial Services Inc	142,164
19,300	First Financial Bancorp	406,844
9,600	First Financial Corp	433,824
23,300	First Hawaiian Inc	573,879
8,100	First Internet Bancorp	274,266
6,896	First Merchants Corp	266,737
3,700	First Mid Bancshares Inc	118,289
11,500	First of Long Island Corp	198,260
25,500	Flushing Financial Corp	493,935
48,000	FNB Corp	556,800
5,600	FS Bancorp Inc	152,656
17,300	Fulton Financial Corp	273,340
15,200	Granite Point Mortgage Trust Inc REIT	97,888
13,000	Great Ajax Corp REIT	97,630
4,500	Great Southern Bancorp Inc	256,815
31,100	Greenhill & Co Inc	184,734
15,500	Greenlight Capital Re Ltd Class A(a)	115,320
9,100	Hancock Whitney Corp(a)	416,871
22,800	Hanmi Financial Corp	539,904
8,600	Heartland Financial USA Inc	372,896
20,100	Hilltop Holdings Inc	499,485
3,700	Home Bancorp Inc	144,263
121,813	Home BancShares Inc	2,742,011
16,000	HomeStreet Inc	460,960
40,400	Hope Bancorp Inc	510,656
12,400	Horace Mann Educators Corp	437,596

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
15,200	Horizon Bancorp Inc	$ 272,992
21,000	Independent Bank Corp	401,100
10,000	International Bancshares Corp	425,000
83,882	International Money Express Inc(a)	1,911,671
6,900	Investar Holding Corp	137,310
17,300	Janus Henderson Group PLC	351,363
9,000	Kemper Corp	371,340
23,100	Lakeland Bancorp Inc	369,831
11,700	Live Oak Bancshares Inc	358,020
10,600	Luther Burbank Corp	123,172
15,300	Macatawa Bank Corp	141,678
14,300	Marcus & Millichap Inc	468,754
27,872	McGrath RentCorp	2,337,346
7,400	Mercantile Bank Corp	219,854
4,600	Merchants Bancorp	106,122
3,400	Mercury General Corp	96,628
9,575	MFA Financial Inc REIT	74,493
20,700	MGIC Investment Corp	265,374
10,600	Midland States Bancorp Inc	249,842
6,100	MidWestOne Financial Group Inc	166,469
3,000	National Bankshares Inc	101,280
1,400	National Western Life Group Inc Class A	239,120
33,600	Navient Corp	493,584
56,100	New York Community Bancorp Inc(b)	478,533
91,300	New York Mortgage Trust Inc REIT	213,642
24,700	NMI Holdings Inc Class A(a)	503,139
4,000	Northeast Bank	146,680
11,500	Northeast Community Bancorp Inc	142,600
18,500	Northfield Bancorp Inc	264,735
4,400	Northrim BanCorp Inc	182,864
165,585	OceanFirst Financial Corp	3,086,504
16,709	Old National Bancorp	275,197
5,400	Orrstown Financial Services Inc	129,168
8,600	Pacific Premier Bancorp Inc	266,256
20,900	PacWest Bancorp	472,340
37,800	Park Hotels & Resorts Inc REIT	425,628
4,700	Parke Bancorp Inc	98,512
12,100	PCB Bancorp	218,647
7,500	Peapack-Gladstone Financial Corp	252,375
30,000	Pebblebrook Hotel Trust REIT	435,300
9,500	Peoples Bancorp Inc	274,835
36,400	Perella Weinberg Partners	230,412
35,996	Pinnacle Financial Partners Inc	2,919,276
47,199	Popular Inc	3,401,160
66,125	Postal Realty Trust Inc REIT Class A	970,054
4,000	Preferred Bank	260,920
15,400	Premier Financial Corp	395,780
1,100	Primerica Inc	135,795
13,800	Primis Financial Corp	167,394
Shares		Fair Value
Financial — (continued)
28,525	Prosperity Bancshares Inc	$ 1,902,047
11,900	Provident Financial Services Inc	232,050
25,500	Radian Group Inc	491,895
10,800	RBB Bancorp	224,424
17,200	RE/MAX Holdings Inc Class A	325,252
12,900	Renasant Corp	403,512
6,200	Republic Bancorp Inc Class A	237,460
18,000	RMR Group Inc Class A	426,420
14,000	S&T Bancorp Inc	410,340
162,500	Selectquote Inc(a)	118,625
43,900	Seritage Growth Properties REIT Class A(a)(b)	395,978
6,500	Sierra Bancorp	128,375
8,300	Silvercrest Asset Management Group Inc Class A	135,705
12,300	Simmons First National Corp Class A	268,017
92,000	SiriusPoint Ltd(a)	455,400
24,700	SLM Corp	345,553
2,700	Southern Missouri Bancorp Inc	137,781
26,916	SouthState Corp	2,129,594
76,969	STAG Industrial Inc REIT	2,188,229
2,700	Stewart Information Services Corp	117,828
34,178	Stifel Financial Corp	1,774,180
6,300	Territorial Bancorp Inc	116,802
9,800	Texas Capital Bancshares Inc(a)	578,494
9,700	Towne Bank	260,251
13,800	TPG RE Finance Trust Inc REIT	96,600
21,000	Trean Insurance Group Inc(a)	71,400
43,008	Triumph Bancorp Inc(a)	2,337,485
8,600	TrustCo Bank Corp NY	270,212
13,400	Trustmark Corp	410,442
70,898	UMH Properties Inc REIT	1,145,003
6,100	Univest Financial Corp	143,228
15,600	Victory Capital Holdings Inc Class A	363,636
18,700	Virtu Financial Inc Class A	388,399
1,480	Virtus Investment Partners Inc	236,090
16,900	Washington Federal Inc(a)	506,662
5,300	Washington Trust Bancorp Inc	246,344
15,300	Waterstone Financial Inc	247,248
6,200	William Penn Bancorp	70,494
47,255	Wintrust Financial Corp	3,853,645
56,817	WSFS Financial Corp	2,639,718
		100,005,265
Industrial — 17.64%
6,500	AAR Corp(a)	232,830
45,035	AECOM	3,079,043
24,560	Albany International Corp Class A	1,936,065
56,859	Altra Industrial Motion Corp	1,911,600
5,200	American Woodmark Corp(a)	228,072
43,686	Arcosa Inc	2,497,965
19,633	Atkore Inc(a)	1,527,644

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 30, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
2,600	Atlas Air Worldwide Holdings Inc(a)	$ 248,482
12,300	Avnet Inc	444,276
13,600	AZZ Inc	496,536
12,600	Barnes Group Inc	363,888
9,100	Belden Inc	546,182
5,900	Benchmark Electronics Inc	146,202
8,109	Boise Cascade Co	482,161
7,700	Cactus Inc Class A	295,911
3,500	Chase Corp	292,495
26,504	Clean Harbors Inc(a)	2,914,910
64,369	Columbus McKinnon Corp	1,683,893
12,800	Comtech Telecommunications Corp	128,128
3,100	Encore Wire Corp	358,174
19,300	Energizer Holdings Inc	485,202
14,100	Enerpac Tool Group Corp	251,403
8,600	EnerSys	500,262
3,100	EnPro Industries Inc	263,438
16,900	Flowserve Corp	410,670
22,700	Fluor Corp(a)	565,003
4,000	Forward Air Corp	361,040
23,800	Gates Industrial Corp PLC(a)	232,288
146,839	Genco Shipping & Trading Ltd	1,839,893
89,500	GrafTech International Ltd	385,745
35,000	Great Lakes Dredge & Dock Corp(a)	265,300
17,900	Greenbrier Cos Inc	434,433
27,700	Heartland Express Inc	396,387
12,800	Hillenbrand Inc	470,016
10,300	Itron Inc(a)	433,733
167,347	Janus International Group Inc(a)	1,492,735
57,400	JELD-WEN Holding Inc(a)	502,250
18,183	Kadant Inc	3,033,106
88,186	Kimball Electronics Inc(a)	1,512,390
2,900	L B Foster Co Class A(a)	28,304
6,400	Littelfuse Inc	1,271,616
131,681	LSB Industries Inc(a)	1,876,454
6,400	Masonite International Corp(a)	456,256
3,400	Matson Inc	209,168
106,093	MDU Resources Group Inc	2,901,644
5,100	Moog Inc Class A	358,785
4,400	Mueller Industries Inc	261,536
21,900	Mueller Water Products Inc Class A	224,913
1,500	MYR Group Inc(a)	127,095
52,065	National Instruments Corp	1,964,933
7,200	National Presto Industries Inc	468,360
4,700	Olympic Steel Inc	107,207
4,100	PAM Transportation Services Inc(a)	126,936
13,700	PGT Innovations Inc(a)	287,152
6,100	Plexus Corp(a)	534,116
11,200	Powell Industries Inc	236,096
12,600	Primoris Services Corp	204,750
5,900	Proto Labs Inc(a)	214,937
102,384	Pure Cycle Corp(a)	854,906
10,400	Ryerson Holding Corp	267,696
Shares		Fair Value
Industrial — (continued)
9,400	Sanmina Corp(a)	$ 433,152
7,400	Schneider National Inc Class B	150,220
10,400	Sterling Infrastructure Inc(a)	223,288
28,590	TD SYNNEX Corp	2,321,222
28,800	Thermon Group Holdings Inc(a)	443,808
9,200	Timken Co	543,168
29,000	Tredegar Corp	273,760
8,800	TriMas Corp	220,616
198,797	TTM Technologies Inc(a)	2,620,144
37,600	Tutor Perini Corp(a)	207,552
33,030	UFP Industries Inc	2,383,445
23,428	UFP Technologies Inc(a)	2,011,060
28,400	Vishay Intertechnology Inc	505,236
155,773	Vontier Corp	2,602,967
2,900	Worthington Industries Inc	110,606
		61,682,855
Technology — 5.68%
39,800	ACM Research Inc Class A(a)(b)	495,908
164,989	Allscripts Healthcare Solutions Inc(a)	2,512,782
1,700	Cirrus Logic Inc(a)	116,960
17,121	Concentrix Corp	1,911,217
5,500	CoreCard Corp(a)(b)	119,735
39,376	CSG Systems International Inc	2,082,203
7,200	Diodes Inc(a)	467,352
12,800	Ebix Inc(b)	242,816
4,600	Insight Enterprises Inc(a)	379,086
4,300	Maximus Inc	248,841
20,100	NCR Corp(a)	382,101
15,800	Outbrain Inc(a)	57,670
18,400	Photronics Inc(a)	269,008
125,125	Rambus Inc(a)	3,180,678
31,761	Science Applications International Corp	2,808,625
44,507	Super Micro Computer Inc(a)	2,451,001
68,600	Telos Corp(a)	609,854
34,591	Tower Semiconductor Ltd(a)	1,519,929
		19,855,766
Utilities — 2.28%
41,612	ALLETE Inc	2,082,681
12,900	Avista Corp	477,945
34,287	Black Hills Corp	2,322,258
13,600	Hawaiian Electric Industries Inc	471,376
8,400	Otter Tail Corp	516,768
12,000	PNM Resources Inc	548,760
10,600	Portland General Electric Co	460,676
17,000	South Jersey Industries Inc	568,140
8,600	Spire Inc	536,038
		7,984,642
TOTAL COMMON STOCK — 97.69% (Cost $339,367,194)		$341,586,877

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.96%
$793,118	Undivided interest of 0.67% in a repurchase agreement (principal amount/value $118,322,658 with a maturity value of $118,352,633) with RBC Capital Markets Corp, 3.04%, dated 9/30/22 to be repurchased at $793,118 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 8/15/25 - 8/20/52, with a value of $120,689,112.(c)	$ 793,118
793,118	Undivided interest of 0.68% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Bank of America Securities Inc, 3.05%, dated 9/30/22 to be repurchased at $793,118 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 9/30/27 - 9/1/52, with a value of $119,669,111.(c)	793,118
793,118	Undivided interest of 0.68% in a repurchase agreement (principal amount/value $117,322,658 with a maturity value of $117,352,478) with Citigroup Global Markets Inc, 3.05%, dated 9/30/22 to be repurchased at $793,118 on 10/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.38%, 2/15/24 - 3/20/52, with a value of $119,669,116.(c)	793,118
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$793,118	Undivided interest of 0.84% in a repurchase agreement (principal amount/value $94,920,325 with a maturity value of $94,944,451) with Bank of Montreal, 3.05%, dated 9/30/22 to be repurchased at $793,118 on 10/3/22 collateralized by Federal National Mortgage Association securities, 2.00% - 6.00%, 8/1/36 - 9/1/52, with a value of $96,818,731.(c)	$ 793,118
166,673	Undivided interest of 28.02% in a repurchase agreement (principal amount/value $596,382 with a maturity value of $596,528) with Bank of America Securities Inc, 2.94%, dated 9/30/22 to be repurchased at $166,673 on 10/3/22 collateralized by U.S. Treasury securities, 2.00% - 6.00%, 9/30/27 - 9/1/52, with a value of $608,310.(c)	166,673
TOTAL SHORT TERM INVESTMENTS — 0.96% (Cost $3,339,145)		$3,339,145
TOTAL INVESTMENTS — 98.65% (Cost $342,706,339)		$344,926,022
OTHER ASSETS & LIABILITIES, NET — 1.35%		$4,736,195
TOTAL NET ASSETS — 100.00%		$349,662,217

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2022.
(c)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2022

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2022